PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks
Aerospace & Defense 2.3%
Boeing Co. (The)*	11,900	$2,511,376
Curtiss-Wright Corp.	7,900	1,758,303
Howmet Aerospace, Inc.	80,600	4,534,556
L3Harris Technologies, Inc.	6,000	1,250,520
Northrop Grumman Corp.	3,800	1,697,688
RTX Corp.	6,100	555,832
Textron, Inc.	52,200	4,421,862
Woodward, Inc.	1,700	234,209
		16,964,346
Air Freight & Logistics 0.6%
FedEx Corp.	19,400	4,681,026
Automobiles 2.3%
Ford Motor Co.	361,900	4,241,468
General Motors Co.	135,100	5,241,880
Tesla, Inc.*	39,200	7,341,768
		16,825,116
Banks 2.8%
Bank of America Corp.	198,100	6,737,381
Huntington Bancshares, Inc.	17,600	224,048
JPMorgan Chase & Co.	42,581	7,424,423
Truist Financial Corp.	6,000	222,360
Wells Fargo & Co.	118,100	5,926,258
		20,534,470
Beverages 2.2%
Coca-Cola Co. (The)	143,800	8,554,662
Keurig Dr. Pepper, Inc.	114,800	3,609,312
PepsiCo, Inc.	23,500	3,960,455
		16,124,429
Biotechnology 1.3%
AbbVie, Inc.	58,351	9,592,904
Amgen, Inc.	700	219,982
		9,812,886

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Broadline Retail 4.2%
Amazon.com, Inc.*	198,240	$30,766,848
Building Products 0.5%
Armstrong World Industries, Inc.	3,400	337,314
Masonite International Corp.*	32,700	3,010,035
		3,347,349
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	73,000	4,048,580
BGC Group, Inc. (Class A Stock)	319,500	2,255,670
BlackRock, Inc.	6,500	5,033,015
Goldman Sachs Group, Inc. (The)	800	307,208
Intercontinental Exchange, Inc.	13,700	1,744,421
KKR & Co., Inc.	50,200	4,346,316
MSCI, Inc.	1,500	897,930
S&P Global, Inc.	15,400	6,904,590
Victory Capital Holdings, Inc. (Class A Stock)	6,400	215,872
Virtu Financial, Inc. (Class A Stock)	50,700	851,253
		26,604,855
Chemicals 1.7%
Ecolab, Inc.	19,600	3,885,112
PPG Industries, Inc.	30,200	4,259,408
Sherwin-Williams Co. (The)	15,300	4,657,014
		12,801,534
Communications Equipment 1.4%
Arista Networks, Inc.*	19,000	4,914,920
Cisco Systems, Inc.	105,982	5,318,177
		10,233,097
Construction & Engineering 0.1%
Fluor Corp.*	22,800	859,788
Construction Materials 0.5%
Martin Marietta Materials, Inc.	1,200	610,104
Vulcan Materials Co.	13,700	3,096,337
		3,706,441

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.0%
American Express Co.	1,400	$281,036
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	5,400	3,752,352
Target Corp.	37,900	5,271,132
United Natural Foods, Inc.*	132,400	1,974,084
Walmart, Inc.	12,400	2,049,100
		13,046,668
Diversified Consumer Services 0.2%
Frontdoor, Inc.*	54,300	1,778,868
Diversified Telecommunication Services 1.3%
AT&T, Inc.	272,635	4,822,913
Verizon Communications, Inc.	121,000	5,124,350
		9,947,263
Electric Utilities 0.7%
ALLETE, Inc.	25,400	1,501,394
Exelon Corp.	17,700	616,137
NextEra Energy, Inc.	23,600	1,383,668
NRG Energy, Inc.	26,800	1,421,472
Pinnacle West Capital Corp.	3,600	248,040
		5,170,711
Electrical Equipment 1.3%
Eaton Corp. PLC	17,300	4,257,184
EnerSys	6,500	621,205
Vertiv Holdings Co. (Class A Stock)	90,800	5,114,764
		9,993,153
Energy Equipment & Services 0.1%
Oceaneering International, Inc.*	38,500	800,030
Entertainment 1.1%
Electronic Arts, Inc.	14,100	1,939,878
Netflix, Inc.*	11,600	6,543,676
		8,483,554

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Financial Services 4.4%
Berkshire Hathaway, Inc. (Class B Stock)*	22,874	$8,777,669
Block, Inc.*	57,200	3,718,572
Fidelity National Information Services, Inc.	39,800	2,477,948
Fiserv, Inc.*	1,600	226,992
Mastercard, Inc. (Class A Stock)	9,800	4,402,454
Visa, Inc. (Class A Stock)	46,325	12,658,769
		32,262,404
Food Products 0.6%
Archer-Daniels-Midland Co.	61,400	3,412,612
Freshpet, Inc.*	6,100	525,210
Hain Celestial Group, Inc. (The)*	24,700	264,537
		4,202,359
Ground Transportation 0.4%
ArcBest Corp.	11,800	1,405,734
Union Pacific Corp.	5,300	1,292,829
		2,698,563
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	19,700	2,229,055
Baxter International, Inc.	27,400	1,060,106
Becton, Dickinson & Co.	20,800	4,967,248
Boston Scientific Corp.*	84,000	5,313,840
Haemonetics Corp.*	5,700	435,822
Hologic, Inc.*	8,800	655,072
Medtronic PLC	32,900	2,880,066
		17,541,209
Health Care Providers & Services 3.5%
Cardinal Health, Inc.	46,700	5,099,173
Centene Corp.*	61,600	4,639,096
Cigna Group (The)	15,800	4,755,010
Elevance Health, Inc.	6,400	3,158,016
HealthEquity, Inc.*	10,600	801,148
Humana, Inc.	4,400	1,663,464
Molina Healthcare, Inc.*	2,200	784,168
UnitedHealth Group, Inc.	10,000	5,117,400
		26,017,475

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	40,700	$613,756
Hotels, Restaurants & Leisure 1.7%
Chipotle Mexican Grill, Inc.*	800	1,927,016
Dave & Buster’s Entertainment, Inc.*	32,200	1,723,666
Hilton Worldwide Holdings, Inc.	28,200	5,385,072
McDonald’s Corp.	900	263,448
Starbucks Corp.	37,300	3,470,019
		12,769,221
Household Durables 0.1%
Lennar Corp. (Class A Stock)	3,300	494,505
Household Products 2.0%
Colgate-Palmolive Co.	65,800	5,540,360
Procter & Gamble Co. (The)	59,786	9,394,772
		14,935,132
Industrial Conglomerates 1.6%
3M Co.	49,000	4,623,150
General Electric Co.	47,600	6,303,192
Honeywell International, Inc.	2,700	546,102
		11,472,444
Industrial REITs 0.4%
LXP Industrial Trust	217,600	1,977,984
Prologis, Inc.	8,900	1,127,541
		3,105,525
Insurance 1.6%
Allstate Corp. (The)	33,100	5,138,775
Assurant, Inc.	19,500	3,275,025
Genworth Financial, Inc. (Class A Stock)*	106,000	654,020
MetLife, Inc.	36,800	2,550,976
W.R. Berkley Corp.	2,900	237,452
		11,856,248
Interactive Media & Services 6.6%
Alphabet, Inc. (Class A Stock)*	105,880	14,833,788

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*	91,260	$12,940,668
Meta Platforms, Inc. (Class A Stock)*	53,680	20,942,715
		48,717,171
IT Services 0.8%
Akamai Technologies, Inc.*	21,300	2,624,799
International Business Machines Corp.	16,930	3,109,364
		5,734,163
Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc.	4,614	2,486,854
West Pharmaceutical Services, Inc.	6,700	2,499,301
		4,986,155
Machinery 1.1%
Allison Transmission Holdings, Inc.	36,400	2,203,656
Flowserve Corp.	12,000	479,160
Parker-Hannifin Corp.	2,400	1,114,800
Terex Corp.	53,300	3,274,219
Westinghouse Air Brake Technologies Corp.	7,500	986,775
		8,058,610
Media 0.4%
Comcast Corp. (Class A Stock)	65,300	3,039,062
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	26,400	1,047,816
Nucor Corp.	2,700	504,711
		1,552,527
Mortgage Real Estate Investment Trusts (REITs) 0.1%
MFA Financial, Inc.	86,300	955,341
Multi-Utilities 0.7%
Avista Corp.	40,700	1,384,207
Black Hills Corp.	28,000	1,449,280
NiSource, Inc.	47,500	1,233,575
Sempra	13,900	994,684
		5,061,746

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 2.9%
Cheniere Energy, Inc.	3,000	$491,970
Chevron Corp.	7,900	1,164,697
ConocoPhillips	34,100	3,814,767
Exxon Mobil Corp.	84,500	8,687,445
Peabody Energy Corp.	19,300	515,310
Phillips 66	40,900	5,902,279
Valero Energy Corp.	8,400	1,166,760
		21,743,228
Passenger Airlines 0.2%
SkyWest, Inc.*	32,300	1,720,298
Personal Care Products 0.3%
BellRing Brands, Inc.*	27,600	1,525,452
Medifast, Inc.	10,500	573,825
		2,099,277
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	82,800	4,046,436
Elanco Animal Health, Inc.*	143,500	2,115,190
Eli Lilly & Co.	8,800	5,681,368
Johnson & Johnson	74,658	11,863,156
Merck & Co., Inc.	76,400	9,227,592
Pfizer, Inc.	28,100	760,948
		33,694,690
Professional Services 0.0%
Upwork, Inc.*	15,300	209,763
Residential REITs 0.1%
Equity Residential	9,000	541,710
Retail REITs 0.2%
Acadia Realty Trust	48,000	818,880
SITE Centers Corp.	53,000	705,960
Urban Edge Properties	16,400	283,228
		1,808,068
Semiconductors & Semiconductor Equipment 9.2%
Applied Materials, Inc.	5,400	887,220
Broadcom, Inc.	6,000	7,080,000

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Intel Corp.	185,600	$7,995,648
Lam Research Corp.	6,800	5,611,156
Micron Technology, Inc.	33,500	2,872,625
NVIDIA Corp.	53,200	32,732,364
NXP Semiconductors NV (China)	7,100	1,495,047
Photronics, Inc.*	33,000	964,260
QUALCOMM, Inc.	55,000	8,168,050
		67,806,370
Software 11.7%
Adobe, Inc.*	6,883	4,252,180
Cadence Design Systems, Inc.*	4,100	1,182,686
Dynatrace, Inc.*	5,000	285,000
Intuit, Inc.	4,200	2,651,586
Microsoft Corp.	146,984	58,437,899
Salesforce, Inc.*	36,600	10,287,894
ServiceNow, Inc.*	8,400	6,429,360
Workday, Inc. (Class A Stock)*	10,000	2,910,700
		86,437,305
Specialized REITs 0.8%
Equinix, Inc.	1,400	1,161,678
Iron Mountain, Inc.	40,600	2,741,312
Public Storage	6,000	1,699,140
Weyerhaeuser Co.	10,800	353,916
		5,956,046
Specialty Retail 1.7%
Children’s Place, Inc. (The)*	13,000	289,640
Designer Brands, Inc. (Class A Stock)	25,700	220,249
Home Depot, Inc. (The)	14,900	5,259,104
Lowe’s Cos., Inc.	20,900	4,448,356
TJX Cos., Inc. (The)	2,700	256,257
Ulta Beauty, Inc.*	3,100	1,556,355
Urban Outfitters, Inc.*	5,700	216,600
		12,246,561
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	262,180	48,345,992

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Hewlett Packard Enterprise Co.	152,100	$2,325,609
Western Digital Corp.*	8,800	503,800
		51,175,401
Textiles, Apparel & Luxury Goods 0.8%
Deckers Outdoor Corp.*	2,200	1,658,206
G-III Apparel Group Ltd.*	62,000	1,865,580
Lululemon Athletica, Inc.*	5,400	2,450,628
		5,974,414
Water Utilities 0.1%
American Water Works Co., Inc.	6,100	756,522

Total Long-Term Investments (cost $486,098,286)		731,006,737

Short-Term Investments 1.2%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $8,238,827)(wb)	8,238,827	8,238,827

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $745,462)	5.257%	03/14/24	750	745,382

Total Short-Term Investments (cost $8,984,289)				8,984,209

TOTAL INVESTMENTS 100.1% (cost $495,082,575)				739,990,946
Liabilities in excess of other assets(z) (0.1)%				(670,802)

Net Assets 100.0%				$739,320,144

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
38	S&P 500 E-Mini Index	Mar. 2024	$9,253,950	$399,925
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).